Fees and Commissions Income (Tables)	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the six months ended September 30, 2022 and 2023 are as follows:

	2022	2023
	(in millions)
Fees and commissions on deposits	¥27,784	¥18,310
Fees and commissions on remittances and transfers	73,627	73,427
Fees and commissions on foreign trading business	35,165	36,901
Fees and commissions on credit card business	111,697	120,071
Fees and commissions on security-related services	107,541	132,829
Fees and commissions on administration and management services for investment funds	133,070	150,525
Trust fees	66,832	62,724
Guarantee fees(1)	23,481	25,237
Insurance commissions	22,259	26,482
Fees and commissions on real estate business	21,984	22,347
Other fees and commissions(2)	164,202	212,405
Total	¥787,642	¥881,258

Notes:	(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.